Financial risk management - Foreign currency risk (Details) R$ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Foreign currency risk
Current assets	$ 114,494			$ 155,114
Current liabilities	(37,442)			(4,645)
Non-current liabilities	(88,360)			(6,114)
Cash and cash equivalents, end of period	96,354			154,305			$ 13,543
Cash in foreign currency	96,211			85,459
Increase Decrease In Comprehensive Loss Due To Reasonably Possible Increase In Designated Risk Component	3,999
Increase (decrease) in comprehensive loss due possible decrease in risk assumption	4,770
Brazilian Reais
Foreign currency risk
Cash and cash equivalents, end of period	$ 57,325	R$ 223,635		699	R$ 3,051
Percentage of increase in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net loss due possible increase in risk assumption	$ 3,999
United States Dollar
Foreign currency risk
Cash and cash equivalents, end of period	$ 38,886		$ 28,704	84,760		$ 67,088
Percentage of decrease in risk assumption	10.00%	10.00%	10.00%
Increase (decrease) in net loss due possible decrease in risk assumption	$ 4,770
Currency risk | Brazilian Reais
Foreign currency risk
Current assets | R$		R$ 291,915			4,279
Current liabilities | R$		R$ (116,874)			R$ (11,692)
Currency risk | United States Dollar
Foreign currency risk
Current liabilities	(3,800)
Cash in banks	28,704			$ 67,088
Non-current liabilities	$ (60,114)